Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash	¥ 45,607	$ 6,366	¥ 18,604
Restricted cash	2		2
Short-term investments	2,021	282	1,433
Notes receivable, net	25,251	3,525	25,592
Accounts receivable, net	36,938	5,157	59,563
Advance to suppliers	12,360	1,725	10,788
Inventories, net	53,550	7,475	58,220
Prepayments and other current assets, net	25,718	3,591	2,626
Other receivable - a related party			738
Total current assets	201,447	28,121	177,566
Non-current assets:
Property, plant and equipment, net	246,701	34,438	255,164
Land use rights, net	7,802	1,089	7,930
Intangible assets, net	15,368	2,145	14,850
Long-term prepayments	16,979	2,370	18,698
Deferred initial public offering expenses			8,048
Net deferred tax assets	16,331	2,280	10,991
Total non-current assets	303,181	42,322	315,681
Total assets	504,628	70,443	493,247
Current liabilities:
Short-term loans	80,863	11,288	74,443
Current maturities of long-term loans	200	28	7,190
Accounts payable	42,801	5,975	42,960
Contract liabilities	5,001	698	3,485
Taxes payable	2,180	304	2,066
Accrued expenses and other liabilities	3,790	529	5,617
Total current liabilities	134,835	18,822	135,907
Non-current liabilities:
Long-term loans	4,700	656	4,800
Total non-current liabilities	4,700	656	4,800
Total liabilities	139,535	19,478	140,707
Commitments and contingencies
Shareholders’ equity:
Ordinary shares (US$0.000025 par value; 2,000,000,000 shares authorized; 45,666,376 and 47,391,376 shares issued and outstanding as of December 31, 2024 and June 30, 2025, respectively)	8	1	8
Additional paid-in capital	240,752	33,608	203,150
Statutory reserves	32,647	4,557	32,647
Retained earnings	26,483	3,697	48,151
Accumulated other comprehensive income	(966)	(135)	3
Total Zhengye Biotechnology Holding Limited’s shareholders’ equity	298,924	41,728	283,959
Noncontrolling interests	66,169	9,237	68,581
Total equity	365,093	50,965	352,540
Total liabilities and equity	504,628	70,443	493,247
Related Parties
Current liabilities:
Amount due to related parties			¥ 146